Related Party Transactions and Balances - Schedule of Due to Related Parties, Non Current (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Dividends payable
Dividends payable		$ 3,765,825	$ 4,629,034
Other payable
Other payable		3,765,825	4,714,830
Healthy Great [Member]
Dividends payable
Dividends payable	[1]	2,268,472	3,081,844
Smartest Star [Member]
Dividends payable
Dividends payable	[1]	1,088,340	1,115,820
Scenery [Member]
Dividends payable
Dividends payable	[1]	409,013	431,370
Other Related Party [Member]
Dividends payable
Dividends payable	[1]	3,765,825	4,629,034
Ya Xing [Member]
Other payable
Other payable			85,796
Related Party [Member]
Other payable
Other payable			$ 85,796

[1]	As of June 30, 2026, the dividend payable due to shareholders were due on July 2027. The Company recorded the dividends payable as non-current liabilities. For the six months ended June 30, 2026 and 2025, the Company net settled dividends payable of $688,314 and $14,555,580 through net-settlement agreements with respective related parties.